Finance Costs - Summary of Finance Costs (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Average interest rate used for interest capitalization	3.40%	3.25%	3.09%